SCHEDULE OF RECONCILIATION BETWEEN THE EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Book income (loss) before taxes, tax	$ (8,529)	$ (2,902)
Book income (loss) before taxes, percent	21.00%	21.00%
Permanent differences (other than tax)	$ (259)	$ (6,089)
Permanent differences (other than tax), percent	0.64%	44.07%
State taxes, net	$ (1,110)	$ (1,233)
State taxes, net, percent	2.73%	8.92%
Deferred true-up	$ (142)	$ (1,617)
Deferred true-up, percent	0.35%	11.71%
Research and development credits	$ (29)	$ (647)
Research and development credits, percent	0.07%	4.68%
Research and development capitalization		$ (300)
Research and development capitalization, percent		2.17%
Uncertain tax positions	$ (36)	$ 132
Uncertain tax positions, percent	0.09%	(0.96%)
Other	$ 94	$ 68
Other, percent	(0.23%)	(0.49%)
Rate Change	$ 179	$ 268
Rate Change, percent	(0.44%)	(1.94%)
Change in valuation allowance	$ 9,832	$ 12,294
Change in valuation allowance, percent	(24.21%)	(88.96%)
Total tax expense		$ (26)
Total		$ (26)
Effective tax rate, percent		0.20%